Fair Value Measurements - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Mortgage loans		$ 10,967	$ 11,482
Policy loans		957	1,007
FHLBI capital stock		146	125
Receivables from affiliates	[1]	179	197
Liabilities
Annuity reserves		36,008	36,084
Reserves for guaranteed investment contracts		1,128	894
Trust instruments supported by funding agreements		5,887	5,986
FHLB funding agreements		2,004	1,950
Funds withheld payable under reinsurance treaties (3)		22,533	24,533
Long-term debt		470	494
Securities lending payable		33	14
Repurchase agreements		1,012	1,572
Separate account liabilities	[1]	195,906	248,949
Limited partnership investments measured at NAV			715
Fair Value
Assets
Mortgage loans		10,259	11,910
Policy loans		957	1,007
FHLBI capital stock		146	125
Receivables from affiliates		179	197
Liabilities
Annuity reserves		31,077	44,391
Reserves for guaranteed investment contracts		1,099	923
Trust instruments supported by funding agreements		5,760	6,175
FHLB funding agreements		2,104	1,938
Funds withheld payable under reinsurance treaties (3)		22,533	24,533
Long-term debt		492	563
Securities lending payable		33	14
Repurchase agreements		1,012	1,572
Separate account liabilities		195,906	248,949
Fair Value | Level 1
Assets
Mortgage loans		0	0
Policy loans		0	0
FHLBI capital stock		146	125
Receivables from affiliates		0	0
Liabilities
Annuity reserves		0	0
Reserves for guaranteed investment contracts		0	0
Trust instruments supported by funding agreements		0	0
FHLB funding agreements		0	0
Funds withheld payable under reinsurance treaties (3)		0	537
Long-term debt		0	0
Securities lending payable		0	0
Repurchase agreements		0	0
Separate account liabilities		0	0
Fair Value | Level 2
Assets
Mortgage loans		0	0
Policy loans		0	0
FHLBI capital stock		0	0
Receivables from affiliates		0	0
Liabilities
Annuity reserves		0	0
Reserves for guaranteed investment contracts		0	0
Trust instruments supported by funding agreements		0	0
FHLB funding agreements		0	0
Funds withheld payable under reinsurance treaties (3)		0	19,127
Long-term debt		334	386
Securities lending payable		33	14
Repurchase agreements		1,012	1,572
Separate account liabilities		195,906	248,949
Fair Value | Level 3
Assets
Mortgage loans		10,259	11,910
Policy loans		957	1,007
FHLBI capital stock		0	0
Receivables from affiliates		179	197
Liabilities
Annuity reserves		31,077	44,391
Reserves for guaranteed investment contracts		1,099	923
Trust instruments supported by funding agreements		5,760	6,175
FHLB funding agreements		2,104	1,938
Funds withheld payable under reinsurance treaties (3)		22,533	4,869
Long-term debt		158	177
Securities lending payable		0	0
Repurchase agreements		0	0
Separate account liabilities		$ 0	$ 0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.